Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of revenue
(Unaudited) Six-month ended June 30, 2026 S$	(Unaudited) Six-month ended June 30, 2025 S$
659,389	350,045

Schedule of disaggregation of revenue

	(Unaudited) Six-month ended June 30, 2026 S$	(Unaudited) Six-month ended June 30, 2025 S$
Disaggregation of revenue
Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized overtime
Installation fees	383,936	197,422
Subscription fees	138,609	132,645
Server costs	29,821	19,978
Campaign	3,000	-
Content production	88,023	-
	643,389	350,045
Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized at a point in time
Miscellaneous Income	16,000	-
Total revenue	659,389	350,045

Schedule of revenue from customers

Revenue from customers contributing over 10% of the total revenue of the Group is as follows:

	(Unaudited) Six-month ended June 30, 2026 S$	(Unaudited) Six-month ended June 30, 2025 S$
Customer A	256,500	-
Customer B	-	165,312
Customer C	-	44,157
Customer D	77,674	-
	334,174	209,469